Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Premiums	$ 21,934	$ 21,384	$ 20,475
Universal life and investment-type product policy fees	2,584	2,466	2,363
Net investment income	11,577	11,893	11,785
Other revenues	1,536	1,808	1,699
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(49)	(16)	(81)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(5)	(10)	(47)
Other net investment gains (losses)	313	169	176
Total net investment gains (losses)	259	143	48
Net derivative gains (losses)	881	1,037	(1,070)
Total revenues	38,771	38,731	35,300
Expenses
Policyholder benefits and claims	24,527	23,855	23,032
Interest credited to policyholder account balances	2,183	2,174	2,253
Policyholder dividends	1,264	1,240	1,205
Other expenses	6,258	6,071	5,988
Total expenses	34,232	33,340	32,478
Income (loss) from continuing operations before provision for income tax	4,539	5,391	2,822
Provision for income tax expense (benefit)	1,782	1,532	681
Income (loss) from continuing operations, net of income tax	2,757	3,859	2,141
Income (loss) from discontinued operations, net of income tax	0	(3)	1
Net income (loss)	2,757	3,856	2,142
Less: Net income (loss) attributable to noncontrolling interests	0	(5)	(7)
Net income (loss) attributable to Metropolitan Life Insurance Company	$ 2,757	$ 3,861	$ 2,149